Fair Value Measurements (Summary of Changes in Fair Value of Level 3 Liabilities) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning Balance			$ 1,295,613
Change in fair value of derivative instruments	(352,824)	(823,809)	552,953	167,853	(591,039)	(7,144,983)	5,457,550
Ending Balance	1,848,566		1,848,566		1,295,613
Level 3 [Member] | Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning Balance			1,295,613	1,886,652	1,886,652	8,362,995	835,299
New Liabilities						668,640	2,070,146
Change in fair value of derivative instruments			552,953	167,853	(591,039)	(7,144,983)	5,457,550
Ending Balance	$ 1,848,566	$ 2,054,505	$ 1,848,566	$ 2,054,505	$ 1,295,613	$ 1,886,652	$ 8,362,995